Current financial debt and derivative financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative financial instruments
21. Current financial debt and derivative financial instruments
(USD millions)	2024	2023

Bank and other financial debt [1]	642	624

Commercial paper	4 091	3 269

Current portion of non-current financial debt	3 356	2 191

Derivative financial instruments	143	91

Total current financial debt and derivative financial instruments	8 232	6 175

[1] Weighted average interest rate during the year 2024: 20.8% (2023: 13.2%)
The carrying amounts of current financial debt, other than the current portion of non-current financial debt, approximate the estimated fair value due to the short-term nature of these instruments.
Details on commercial papers and short-term borrowings are provided under “Liquidity risk” in Note 28.